Offerings	Feb. 17, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	48,428,864
Proposed Maximum Offering Price per Unit	8.245
Maximum Aggregate Offering Price	$ 399,295,983.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,142.78
Offering Note	Calculated by multiplying the proposed maximum aggregate offering price of securities to be registered by Fee Rate. Represents Ordinary Shares of the Registrant outstanding but not yet registered for resale whereof (i) 35,888,325 were issued to certain selling securityholders in connection with the Business Combination (including 5,000,000 nonvested earn-out shares, but excluding 122,565 Ordinary Shares issue to certain investor under non-redemption and investment agreements which have since been sold) and (ii) 12,540,539 were issued to XJ Harbour HK Limited on January 16, 2026. Estimated solely to calculate the registration fee in accordance with Rule 457(c) of the Securities Act on the basis of the average of the high and low sales prices of the Ordinary Shares as reported on the Nasdaq Global Market on February 13, 2026. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also registers an indeterminate number of shares of Ordinary Shares, $0.01 par value per share SCHMID Group N.V. (the "Registrant") which may become issuable by reason of any stock dividend, stock split or other similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant's Ordinary Shares.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Private Warrants
Amount Registered | shares	9,750,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents 9,750,000 private placement warrants (the "Private Warrants") of Registrant not yet registered with each warrant entitling the holder to purchase one Ordinary Share, to be issued to holders of Warrants. The registration fee with respect to the Private Warrants, including the exercise price of, has been allocated to the underlying Ordinary Share included in the registration fee.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	21,000,000
Proposed Maximum Offering Price per Unit	19.745
Maximum Aggregate Offering Price	$ 414,645,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 57,262.47
Offering Note	Represents the number of Ordinary Shares issuable upon exercise of the Warrants, including 11,250,000 Public Warrants and the 9,750,000 Private Warrants described above in footnote 2. Pursuant to Rules 457(c) and 457(g) promulgated under the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum offering price per unit is the sum of the average of the high and low prices of the Ordinary Shares as reported on Nasdaq Capital Market on February 13, 2026 ($8.245) and the warrant exercise price per share of common stock ($11.50).
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	15,544,042
Proposed Maximum Offering Price per Unit	8.245
Maximum Aggregate Offering Price	$ 128,160,626.29
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,698.98
Offering Note	Represents the maximum number of Ordinary Shares issuable upon a potential conversion of the senior convertible notes issued in connection with an investment agreement dated January 16, 2026. Estimated solely to calculate the registration fee in accordance with Rule 457(c) of the Securities Act on the basis of the average of the high and low sales prices of the Ordinary Shares as reported on the Nasdaq Global Market on February 13, 2026.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	6,217,617
Proposed Maximum Offering Price per Unit	8.245
Maximum Aggregate Offering Price	$ 51,264,252.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,079.59
Offering Note	Represents the maximum number of Ordinary Shares issuable upon a potential conversion of the warrants (the 2026 Warrants) issued in connection with the issuance of the senior convertible notes (the 2026 Convertible Notes). Estimated solely to calculate the registration fee in accordance with Rule 457(c) of the Securities Act on the basis of the average of the high and low sales prices of the Ordinary Shares as reported on the Nasdaq Global Market on February 13, 2026.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	1,600,000
Proposed Maximum Offering Price per Unit	8.245
Maximum Aggregate Offering Price	$ 13,192,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,821.82
Offering Note	Represents the maximum number of Ordinary Shares issuable upon a potential conversion of the convertible term loan signed on December 16, 2025. Estimated solely to calculate the registration fee in accordance with Rule 457(c) of the Securities Act on the basis of the average of the high and low sales prices of the Ordinary Shares as reported on the Nasdaq Global Market on February 13, 2026.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	1,250,000
Proposed Maximum Offering Price per Unit	8.245
Maximum Aggregate Offering Price	$ 10,306,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,423.29
Offering Note	Represents the maximum number of Ordinary Shares issuable upon a potential exercise of options granted in connection with the convertible term loan signed on December 16, 2025. Estimated solely to calculate the registration fee in accordance with Rule 457(c) of the Securities Act on the basis of the average of the high and low sales prices of the Ordinary Shares as reported on the Nasdaq Global Market on February 13, 2026.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	8.245
Maximum Aggregate Offering Price	$ 8,245,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,138.63
Offering Note	Represents the maximum number of Ordinary Shares issuable to Arthur Schuetz (CFO) and Helmut Rauch (COO) in connection with their management share bonus plans. Estimated solely to calculate the registration fee in accordance with Rule 457(c) of the Securities Act on the basis of the average of the high and low sales prices of the Ordinary Shares as reported on the Nasdaq Global Market on February 13, 2026.